Other Non-Current Assets - Schedule of Other Non-Current Assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Account receivables of collaborative arrangement- non-current	¥ 622,347
Prepayments and other receivables due from YJW and KeKe-non-current	36,004,491		28,024,937
Receivables of supplier rebates-non-current	401,210		4,721,177
Prepaid consideration for potential acquisitions	4,031,676
Long-term deposits	2,090,405		1,697,064
Total	¥ 43,150,129	$ 6,077,569	¥ 34,443,178